EQUITY INCENTIVE PLAN - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) Option $ / shares shares	Dec. 31, 2021 USD ($) Option $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Stock-based compensation expense | $		$ 6,901,000	$ 1,117,000
Cash proceeds from exercise of stock options | $		1,497,000	$ 120,000
Incremental value as a result of the modification of the awards | $		0
Incremental compensation expense recognized as a result of the modification | $		0
Total unrecognized stock-based compensation expense | $	$ 13,650,000	$ 13,650,000
Remaining vesting period		2 years 7 months 28 days
Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		949,750
Number of separate option awards | Option	2	2
Executive Chairman
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		474,874
Stock Option Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $		$ 1,772,000
Expected annual equity volatility		70.00%	60.00%
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years
Restricted stock units ("RSU") granted	117,516
Total grant date fair value | $	$ 1,080,000
Total grant date fair value recognized period	3 years
Restricted Stock Units | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted value | $		$ 2,500,000
Incentive Unit Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Repurchase right valid period		18 months
Incentive Unit Awards and Replacement Preferred Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected annual equity volatility		55.00%
Earn-Out Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected annual equity volatility		54.50%
Number of shares entitle to certain employees		933,933
Expected term		3 years
Stock Options One | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		474,875
Stock Options Two | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		474,875
Two Separate Option Awards | Executive Chairman
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of separate option awards | Option	2	2
Class A Common Stock | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		1,899,500
Vesting period		4 years
Class A Common Stock | Executive Chairman
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		712,312
Vesting period		4 years
Class A Common Stock | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date fair value per share | $ / shares	$ 9.19
Class A Common Stock | Stock Options One | Executive Chairman
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		237,437
Class A Common Stock | Separate Option Award | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		474,875
Hyperfine Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	16,013,762	16,013,762
Common stock remain available for issuance	8,256,741	8,256,741
Option award to purchase shares		6,771,237	1,182,056
Total intrinsic value of stock options exercised | $		$ 2,752,000	$ 167,000
Weighted-average grant date fair value of options granted | $ / shares		$ 0.66	$ 0.69
Expected annual equity volatility		70.00%	60.00%
Hyperfine Plan | Service and Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option award to purchase shares		258,833
Hyperfine Plan | Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exchange ratio		0.3275
Liminal | Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exchange ratio		0.1796
4Bionics Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $		$ 578,000	$ 0